SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Stock Option Activity [Table Text Block]
				Weighted
		Weighted		average
		average	Weighted	remaining
	Number of	exercise	average fair	contractual
	options	price ($Cdn)	value ($Cdn)	life (in years)
Opening Balance, January 1, 2013	1,825,000	0.90	0.85
Forfeited	(400,000)	0.88	0.70
Closing Balance, December 31, 2013	1,425,000	0.90	0.89	2.13
Granted	1,680,000	0.15	0.06
Forfeited	(675,000)	0.75	0.92
Closing Balance, December 31, 2014	2,430,000	0.42	0.31	3.40

December 31, 2014
Vested	1,207,500	0.70	0.56	2.39
Unvested	1,222,500	0.15	0.06	4.39

December 31, 2013
Vested	1,287,500	0.89	0.93	2.02
Unvested	137,500	1.02	0.46	3.10

Schedule of Share Purchase Warrants [Table Text Block]
				Remaining
			Exercise Period	Contractual Life
Date of Issue	Number of	$U.S. Exercise	(months)	(months)
	Shares Issuable	Price
January 29, 2014 (1)	7,500,000	$0.063	24	13
February 20, 2014 (2)	1,000,000	$0.090	24	14
August 27, 2014 (3)	1,500,000	$0.070	24	20
October 3, 2014 (4)	2,500,000	$0.130	12	9
	12,500,000

Schedule of Derivative Financial Instruments Activity [Table Text Block]
				Fair value,
	Number of	Fair value on	Gain/loss on	December
Issue Date	warrants	issuance	derivatives	31, 2014
		$	$	$
January 29, 2014	7,500,000	381,334	(25,759)	355,575
February 20, 2014	1,000,000	53,790	(15,172)	38,618
August 27, 2014	1,500,000	74,313	15,033	89,346
October 3, 2014	2,500,000	132,804	(106,297)	26,507
	12,500,000	642,240	(132,195)	510,045